INTANGIBLES AND GOODWILL (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Components Of Intangible Assets
	Customer relationships	Brand name	Total

Balance, December 1, 2019	$-	$-	$-
Acquisition of Code Red	1,644,000	799,000	2,443,000
Amortization	(54,800)	(26,633)	(81,433)

Balance, November 30, 2020	$1,589,200	$772,367	$2,361,567

Acquisition of Complexity	-	5,260,635	5,260,635
Acquisition of Cut & Sew	1,421,461	1,602,924	3,024,385
Amortization	(474,655)	(832,757)	(1,307,412)

Balance, December 31, 2021	$2,536,006	$6,803,169	$9,339,175

Schedule Of Changes In The Carrying Value Of Goodwill
Balance, December 1, 2019	$-
Acquisition of Code Red	2,258,109

Balance, November 30, 2020	$2,258,109

Impairment of goodwill	(2,258,109)

Balance, December 31, 2021	$-